Fair Value Measurement - Schedule of Valuation Processes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Natural Gas Liquids [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets	$ 99
Natural Gas [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets	6
Natural Gas [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Liabilities	$ (1)
Minimum [Member] | Natural Gas Liquids [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Forward Curve Range	0.25
Minimum [Member] | Natural Gas [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Forward Curve Range	3.69
Minimum [Member] | Natural Gas [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Forward Curve Range	3.81
Maximum [Member] | Natural Gas Liquids [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Forward Curve Range	2.13
Maximum [Member] | Natural Gas [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Forward Curve Range	4.48
Maximum [Member] | Natural Gas [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Forward Curve Range	4.27